HOLLAND BALANCED FUND






                                                           Annual Report
                                                           September 30, 1996

                                 CONTENTS


Letter from the President...............................................	1


Cumulative Performance..................................................	2


Management Discussion of Fund Performance...............................	3


Statement of Net Assets.................................................	4


Statement of Operations.................................................	6


Statement of Changes in Net Assets......................................	7


Financial Highlights ................................................... 8


Notes to Financial Statements...........................................	9

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Holland Balanced Fund - LETTER FROM THE PRESIDENT
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November 5, 1996

To My Fellow Shareholders:

As we know from the investment performance record in the box on the lower right, this has been an unusually good first year for our Fund. And while we are confident our long-term investment strategy (of holding 60% in "blue chip" equities, 30% in U.S. Treasury fixed income securities, and 10% in money market instruments) will provide more than acceptable future returns, we caution that the financial markets have a perverse streak on a shorter-term basis.

With Bullish Regards,

/s/Michael F. Holland
Michael F. Holland
President & Founder

Holland Series Fund, Inc.

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Holland Balanced Fund - CUMULATIVE PERFORMANCE
-------------------------------------------------------------------------------


September 30, 1996

Set forth below is the cumulative total return figure for the period indicated and a graph showing the hypothetical $10,000 investment made in the Holland Balanced Fund on October 2, 1995. The cumulative total return figures and the information in the graph represent past performance; they reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gain distributions made by the Fund during the period were reinvested in additional shares of the Fund.



GRAPH:
Comparison of Change in Value of $10,000 Investment in the Holland Balanced Fund and the Constructed Index and the Lipper Balanced Fund Index



                            Investment Performance
                      (For Period Ended September 30, 1996)

                                                                	Total Return
	                                        Cumulative Since	Inception (10/2/95)

Holland Balanced Fund	                                                 15.66%

Constructed Benchmark*	                                                12.53%

Lipper Balanced Fund Index                                            	10.40%


*  Constructed benchmark consists of 60% S&P 500 Composite Index; 30% Merrill
Lynch 7-10 Year U.S. Treasuty Index;    and 10% IBC/Donoghue Money Market Fund
Average.

(a) Reflects waiver of fees and reimbursement of expenses by the investment advisor. Adsent such waiver and reimbursement, the Fund's total return would have been lower.

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Holland Balanced Fund - Management Discussion of Fund Performance
-------------------------------------------------------------------------------

During fiscal year 1996, the Fund outperformed both the Constructed Index and the Lipper Balanced Fund Index by 3.13% and 5.26% respectively. The Fund's strong performance is attributable to many factors including its long-term investment strategy of holding 60% of its assets in "blue chip" equities, 30% in U.S. Treasury fixed income securities and 10% in money market instruments. The Fund's "blue chip" equity holdings are generally common stocks of companies with large market capitalizations that are leaders in their respective industries. During the past year the Fund's "blue chip" equities produced higher returns than the broader group of equity holdings of securities represented by the S&P 500 Composite Index or the equity holdings of certain funds included in the Lipper Balanced Fund Index. The Fund's higher performance in the past year relative to the Constructed Index and the Lipper Balanced Fund Index was largely due to the performance of the Fund's selected "blue chip" equities.

We made no significant changes in the Fund's holdings during the year, reflecting our long-term approach to the Fund's investments and our continued belief that the Fund's current holdings will deliver acceptable future returns. The Fund's investments are selected based on potential returns for the long-term rather than on a short-term basis.

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Holland Balanced Fund - Statement of Net Assets
--------------------------------------------------------------------------------

September 30, 1996                                 Shares             Value+

Common Stocks-50.9%

Autos-5.7%
Chrysler Corp.		                                    7,800            223,275
General Motors Corp.		                              4,400          	 211,200
   	Total			                                                         434,475

Banks-3.5%
J.P. Morgan & Company, Inc.                         3,000            266,625

Chemicals-3.5%
DuPont (E.I.) de Nemours & Company	                	3,000            264,750

Electronics-7.7%
Hewlett-Packard Co.		                               4,200    		      204,750
Intel Corp.		                                       2,400            229,050
Motorola, Inc.                                      3,000  		        154,875
   	Total			                                                         588,675

Oil/Gas-9.8%
Chevron Corp.	                                    	 4,100            256,763
Exxon Corp.	                                      	 2,800            233,100
Texaco, Inc.                                        2,800 	        	 257,600
   	Total			                                                         747,463

Paper-3.4%
International Paper Co.		                           6,200         		 263,500

Pharmaceuticals-3.5%
Merck & Company, Inc.         	                     3,800    	       267,425

Producer Goods-10.5%
Eastman Kodak Co.		                                 3,400            266,900
General Electric Co.		                              3,000 	        	 273,000
Minnesota Mining & Manufacturing Co.		              3,700         		 258,538
   	Total			                                                         798,437

Retail-3.2%
Sears, Roebuck and Company                          5,400            241,650

	   Total Common Stocks (Cost-$3,329,168)           			            3,873,000


See Notes to Financial Statements

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Holland Balanced Fund - Statement of Net Assets (continued)
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September 30, 1996                               		 Face
                                                   Amount             Value+
U.S. Government Securities-22.8%
U.S. Treasury Bill, 5.020% due 12/12/96		       $ 300,000 	       $	 297,036
U.S. Treasury Note, 5.750% due 9/30/97		          400,000 	          399,750
U.S. Treasury Note, 5.625% due 10/31/97		         300,000 	        	 299,250
U.S. Treasury Note, 5.000% due 1/31/98		          250,000 	        	 246,875
U.S. Treasury Note, 5.500% due 11/15/98		         500,000         		 493,438
   	Total U.S. Government Securities			                            1,736,348
   	(Cost-$1,742,702)

Repurchase Agreements-22.4%
Investors Bank & Trust Co. Repurchase
    Agreement,	5.300% due 10/1/96; Issued
    9/30/96 (Collateralized	by $159,090
    FNMA ARM, 7.554% due 11/1/22 with
	   a market value of $163,928; and
    $1,561,580 FNMA	ARM, 7.469% due 4/1/24
    with a market value of $1,622,944)
    (Cost-$1,701,157)                           1,701,157      		  1,701,157
	   Total Investments-96.1% (Cost-$6,773,027)   			                7,310,505


Other Assets and Liabilities-3.9%
Receivable from investment adviser				                               131,302
Other assets				                                                     194,915
Accrued expenses and other liabilities				                           (30,874)
	   Other assets and liabilities, net			                             295,343

Net Assets-100.0%
Applicable to 667,530 outstanding $0.01 par value
shares (authorized 1,000,000,000)     			                         $7,605,848

Net asset value per share			                                        	 $11.39

Components of Net Assets as of September 30, 1996
Capital stock at par value ($0.01)				                                 6,675
Capital stock in excess of par value				                           7,018,643
Undistributed net investment income				                               42,608
Net undistributed realized gains on investments				                      444
Net unrealized appreciation on investments				                       537,478
   	Net Assets			                                                 $7,605,848

See Notes ot the Financial Statements
+ See Note 2 to Financial Statements
ARM  Adjustable Rate Mortgage

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Holland Balanced Fund - Statement of Operations
--------------------------------------------------------------------------------
Period from October 2, 1995* to September 30, 1996

Investment Income
Interest			                                                         $115,212
Dividends			                                                          81,650

   	Total investment income		                                        196,862

Expenses
Investment advisory fees			                                           38,075
Administration fees			                                                25,000
Custodian fees			                                                     12,477
Shareholder account maintenance			                                    32,995
Audit fees			                                                         15,850
Legal fees			                                                         32,989
Marketing and distribution			                                         28,625
Insurance expense			                                                  11,340
Amortization of organizational costs			                               33,453
Directors fees and expenses			                                        12,000
Registration filing fees			                                            2,302
Miscellaneous fees and expenses		                                       	573

   	Total operating expenses	                                        245,678

   	Waiver of investment advisory fees and reimbursement of
   	other expenses		                                                (169,377)

   	Net expenses		                                                    76,301

Investment income, net   		                                          120,561

Net Realized and Unrealized Gain on Investments
Net realized gain on investments			                                      444
Net unrealized appreciation on investments			                        537,478

   	Net realized and unrealized gain on investments		                537,922

				Net increase in net assets resulting from operations		          $658,483


*	Commencement of Investment Operations
See Notes to the Financial Statements

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Holland Balanced Fund - Statement of Changes in Net Assets
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Period from October 2, 1995* to September 30, 1996

Increase in Net Assets from Operations
Net Investment income        		                                   $  120,561
Net realized gain from investments		                                    	444
Net unrealized appreciation on investments			                        537,478

Net increase in net assets resulting from operations			              658,483

Distributions to Shareholders From
Investment income, net                                             			77,953
Net realized gain on investments		                                        	-

Total distributions			                                                77,953

Capital Share Transactions, Net                                  		6,925,318

Total increase in net assets			                                    7,505,848

Net Assets

   	Beginning of period		                                            100,000

   	End of period		                                                7,605,848

Undistributed net investment income			                                42,608


*	Commencement of Investment Operations
See Notes to the Financial Statements

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Holland Balanced Fund - Financial Highlights
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   			                                                For a share outstanding
Period from October 2, 1995* to September 30, 1996      throughout the period

Per Share Data
Net asset value, beginning of period                          		$     10.00

Increases From Investment Operations
Investment income, net                                              			0.23
Net realized and unrealized gain on investments		                     	1.33

   	Total from investment operations	                                 	1.56

Distributions From
Net Investment income                                               		(0.17)
Net realized gain on investments		                                        -

Total Distributions		                                                	(0.17)

Net asset value, end of period              			                 $     11.39

Total Return (c)	 	                                                  	15.65% (a)

Ratios/Supplemental Data
Net assets, end of period                                     		$ 7,605,848
Ratio of expenses to average net assets	                              	1.50% (b)
Ratio of expenses to average net assets before expense
waivers	and reimbursement of other expenses	   	                       4.81% (b)
Ratio of net investment income to average net assets		                 2.36% (b)
Portfolio turnover	                                                  		5.04%
Average commission rate per share	                            		$      0.06  (d)


*	Commencement of Investment Operations
See Notes to the Financial Statements
(a)	Not annualized
(b)	Annualized (Fund expenses are capped at 1.50%)
(c)	Total return would have been lower had certain expenses not been waived or reimbursed.
(d)	Computed by dividing the total amount of brokerage commissions paid on
    equity securities	by the total number of shares of equity securities
    purchased or sold.

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HOLLAND BALANCED FUND - NOTES TO FINANCIAL STATEMENTS
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SEPTEMBER 30, 1996


1. Organization

The Holland Series Fund, Inc. (the "Company") was organized as a Maryland corporation on June 26, 1995 and is registered under the Investment Company
Act of 1940, as amended, as an open-end, management investment company. The Company currently has one portfolio, the Holland Balanced Fund (the "Fund").
The costs incurred by the Company in connection with the organization and initial registration of shares are being amortized on a straight-line basis by the Fund over a sixty-month period beginning with commencement of its operations. The unamortized balance of organizational expenses at September 30, 1996 was $133,810.

Investment Objective

The Fund is designed to provide investors with a convenient and professionally managed vehicle for seeking a high total investment return. Total investment return is the aggregate of dividend and interest income and realized and unrealized capital gains/losses on investments. The Fund seeks to achieve its objective through a combined portfolio of equity and investment grade fixed-income securities.

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Securities

Securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. The Fund amortizes discount or premium using the yield-to-maturity method on a daily basis, except for securities having a maturity date of less than sixty days at the time acquisition which are amortized on a straight-line basis. Dividend income is recorded on the ex-dividend date. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Income Tax

There is no provision for Federal income or excise tax since the Fund intends to qualify and to elect to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income.

Valuation

Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Securities purchased with sixty days or less remaining to maturity are valued at amortized cost which approximates fair value.

Expenses

Holland & Company L.L.C. (the "Investment Adviser") has agreed to voluntarily waive its fee and to reimburse the Fund for expenses exceeding 1.50% of average daily net assets. During the period ended September 30, 1996, the Investment Adviser voluntarily waived $38,075 of advisory fees and reimbursed the Fund $131,302 of other expenses.




2. Summary of Significant Accounting Policies (continued)

Dividends to Shareholders

It is the policy of the Fund to declare dividends according to the following schedule:

--------------------------------------------------------------------------------
                    Dividends from Net                         Capital Gain
                     Investment Income                        Distributions
--------------------------------------------------------------------------------
                             Quarterly	                            Annually

     April, July, October and December	                            December

Dividends from net short-term capital gains and net long-term capital gains, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the distributable amount of net investment income per share. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which may reverse in a subsequent period.

3. Investment Advisory Agreement and Administration Agreement

The Company's Board of Directors has approved an investment advisory agreement with the Investment Adviser. For its services as investment adviser, the Company pays the Investment Adviser a monthly fee at an annual rate of 0.75% of the Fund's average daily net assets. Currently, the Investment Adviser is waiving all of its fee. The Investment Adviser is controlled by Michael F. Holland, its managing member and owner of 99% interest in the limited liability company.

Pursuant to its Administration Agreement, AMT Capital Services, Inc. (the "Administrator"), two employees of which serve as officers of the Company, earns a fee for providing fund administration services to the Company. The Company pays the Administrator a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets and reimbursement for out-of-pocket expenses pursuant to the Administration Agreement. Pursuant to the Administration Agreement, the Administrator will be paid a minimum fee of $25,000 for services provided to the Company during its first year of operation and a minimum fee of $50,000 for the second and third years of the Company's operation.

4. Investment Transactions

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the period from October 2, 1995 (commencement of operations) to September 30, 1996 were as follows:

--------------------------------------------------------------------------------
      Purchases            Purchases                Sales                Sales
U.S. Government	    Other Securities	     U.S. Government	    Other Securities
--------------------------------------------------------------------------------
     $1,444,906	          $3,532,423	                  $-	            $203,700


The components of net unrealized appreciation (depreciation) of investments based on Federal tax cost at September 30, 1996 for the Fund were as follows:

--------------------------------------------------------------------------------
                                                           			Cost for Federal
Appreciation	        Depreciation	       Net Appreciation	        Tax Purposes
--------------------------------------------------------------------------------
    $563,028	            $(25,550)	              $537,478	          $6,773,027

5. Repurchase Agreements

The Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to the Fund and repurchase such securities from the Fund at a mutually agreed upon price and date.

The Fund will engage in repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

6. Capital Share Transactions

As of September 30, 1996, there were 1,000,000,000 shares of $0.01 par value capital stock authorized. Transactions in capital stock for the period from October 2, 1995 (commencement of operations) to September 30, 1996 were as follows:

--------------------------------------------------------------------------------
                                             	Shares	               Amount
--------------------------------------------------------------------------------
Shares Sold	                                 680,814	          $ 7,181,990
Shares Reinvested	                             7,038	               76,167
                                            	687,852	            7,258,157
Shares Redeemed	                             (30,322)	            (332,839)

Net Increase                                	657,530	          $ 6,925,318

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Holland Balanced Fund - Report of Independent Accountants
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To the Board of Directors
and Shareholders of the
Holland Balanced Fund

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material aspects, the financial position of the Holland Balanced Fund (the "Fund") at September 30, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period October 2, 1995 (commencement of operations) through September 30, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1996 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
New York, New York
November 4, 1996

BOARD OF DIRECTORS                         ADVISER
Michael F. Holland*                        Holland & Company L.L.C.
Director and President                     375 Park Avenue
Chairman,                                  New York, NY  10152
Holland & Company L.L.C.                   phone (212) 486-2002
                                           fax (212) 486-0744

Sheldon S. Gordon*
Director                                   FUND ADMINISTRATOR
Chairman,                                  AND DISTRIBUTOR
Union Bancaire Privee                      AMT Capital Services, Inc.
International, Inc.                        600 Fifth Avenue, 26th Floor
                                           New York, NY  10020
Herbert S. Winokur, Jr.                    phone (800) 304-6552
Director
Managing General Partner,                  CUSTODIAN AND
Capricorn Investors, L.P.                  FUND ACCOUNTING AGENT
                                           Investors Bank & Trust Company
                                           P.O. Box 1537
Desmond G. FitzGerald                      Boston, MA  02205
Director
Chairman,
North American Properties Group            TRANSFER AGENT AND
                                           DIVIDEND DISBURSING AGENT
                                           Unified Advisers, Inc.
Jeff C. Tarr                               429 N. Pennsylvania Street
Director                                   Indianapolis, IN  46204
Chairman,                                  phone (800) 249-0763
Junction Advisors
                                           LEGAL COUNSEL
                                           Simpson Thacher & Bartlett
                                           425 Lexington Avenue
                                           New York, NY  10017

*interested person as defined in
the Investment Company Act of 1940         INDEPENDENT ACCOUNTANTS
                                           Price Waterhouse LLP
                                           1177 Avenue of the Americas
                                           New York, NY  10036